******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22543
Reporting Period: 07/01/2016 - 06/30/2017
KKR Income Opportunities Fund

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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                Investment Company Act file number(811-22543)


                         KKR Income Opportunities Fund
               (Exact name of registrant as specified in charter)

                              KKR Asset Management
                       555 California Street, 50th Floor
                            San Francisco, California  94104
              (Address of principal executive offices) (Zip code)



                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202
                    (Name and address of agent for service)


       Registrant's telephone number, including area code: (415) 315-3620


Date of fiscal year end:   October 31

Date of reporting period: July 1, 2016 - June 30, 2017


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======================== KKR Income Opportunities Fund =========================


AMEDISYS, INC.

Ticker:       AMED           Security ID:  023436108
Meeting Date: JUN 08, 2017   Meeting Type: Annual
Record Date:  APR 13, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A    Elect Director Linda J. Hall            For       For          Management
1B    Elect Director Julie D. Klapstein       For       For          Management
1C    Elect Director Paul B. Kusserow         For       For          Management
1D    Elect Director Richard A. Lechleiter    For       For          Management
1E    Elect Director Jake L. Netterville      For       For          Management
1F    Elect Director Bruce D. Perkins         For       For          Management
1G    Elect Director Jeffrey A. Rideout       For       For          Management
1H    Elect Director Donald A. Washburn       For       For          Management
1I    Elect Director Nathaniel M. Zilkha      For       For          Management
2     Ratify KPMG LLP as Auditors             For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management


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INVESCO DYNAMIC CREDIT OPPORTUNITIES FUND

Ticker:       VTA            Security ID:  46132R104
Meeting Date: AUG 26, 2016   Meeting Type: Annual
Record Date:  JUN 20, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Albert R. Dowden         For       For          Management
1a.2  Elect Director Eli Jones                For       For          Management
1a.3  Elect Director Raymond Stickel, Jr.     For       For          Management


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NUVEEN CREDIT STRATEGIES INCOME FUND

Ticker:       JQC            Security ID:  67073D102
Meeting Date: APR 06, 2017   Meeting Type: Annual
Record Date:  FEB 07, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1b.1  Elect Director William Adams, IV        For       For          Management
1b.2  Elect Director David J. Kundert         For       For          Management
1b.3  Elect Director John K. Nelson           For       For          Management
1b.4  Elect Director Terence J. Toth          For       For          Management


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PRUDENTIAL GLOBAL SHORT DURATION HIGH YIELD FUND, INC.

Ticker:       GHY            Security ID:  74433A109
Meeting Date: MAR 10, 2017   Meeting Type: Annual
Record Date:  DEC 16, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Kevin J. Bannon          For       For          Management
1.2   Elect Director Keith F. Hartstein       For       For          Management
1.3   Elect Director Stephen G. Stoneburn     For       For          Management
1.4   Elect Director Grace C. Torres          For       For          Management


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WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

Ticker:       EAD            Security ID:  94987B105
Meeting Date: AUG 08, 2016   Meeting Type: Annual
Record Date:  JUN 03, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Peter G. Gordon          For       For          Management
1.2   Elect Director Timothy J. Penny         For       For          Management
1.3   Elect Director Michael S. Scofield      For       For          Management



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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) KKR Income Opportunities Fund



By (Signature and Title)* /s/ Suzanne Donohoe
                          Suzanne Donohoe
                          President


Date   August 9, 2017

* Print the name and title of each signing officer under his or her signature.



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